Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Cash generated from operations	₩ 4,318,884	₩ 5,202,520	₩ 4,579,260
Interest paid	(252,405)	(372,525)	(436,363)
Interest received	93,769	104,679	128,422
Dividends received	10,843	10,824	35,768
Income tax paid	(293,342)	(174,748)	(77,122)
Net cash inflow from operating activities	3,877,749	4,770,750	4,229,965
Cash flows from investing activities
Collection of loans	55,190	47,887	38,856
Loans granted	(59,800)	(57,400)	(79,136)
Disposal of derivatives			176,681
Disposal of available-for-sale financial assets	146,429	35,791	243,125
Acquisition of available-for-sale financial assets	(89,027)	(44,302)	(99,111)
Disposal of investments in associates and joint ventures	59,818	11,074	42,946
Acquisition of investments in associates and joint ventures	(41,780)	(38,675)	(12,238)
Disposal of current and non-current financial instruments	645,686	293,283	363,260
Acquisition of current and non-current financial instruments	(1,231,917)	(597,345)	(341,373)
Disposal of property and equipment, and investment properties	68,229	93,401	28,303
Acquisition of property and equipment, and investment properties	(2,442,223)	(2,764,346)	(3,115,728)
Disposal of intangible assets	22,680	17,891	25,841
Acquisition of intangible assets	(613,556)	(455,763)	(399,377)
Increase in cash due to exclusion from consolidation scope			741,834
Cash inflow(outflow) from changes in scope of consolidation	(2,974)	(26,454)	(15,751)
Net cash outflow from investing activities	(3,483,245)	(3,484,958)	(2,401,868)
Cash flows from financing activities
Proceeds from borrowings and debentures	616,257	1,122,898	5,675,302
Repayments of borrowings and debentures	(1,780,174)	(1,768,768)	(6,648,177)
Settlement of derivative assets and liabilities, net	71,370	(33,199)	(3,371)
Cash inflow from consolidated capital transactions	27,261	800
Cash outflow from consolidated capital transactions	(300)	(5,140)
Cash inflow from other financing activities	16,962
Dividends paid to shareholders	(243,140)	(184,099)	(41,575)
Decrease in finance leases liabilities	(71,735)	(75,763)	(146,175)
Net cash outflow from financing activities	(1,363,499)	(943,271)	(1,163,996)
Effect of exchange rate change on cash and cash equivalents	(3,134)	(1,674)	6,700
Net increase (decrease) in cash and cash equivalents	(972,129)	340,847	670,801
Cash and cash equivalents, Beginning of the year	2,900,311	2,559,464	1,888,663
Cash and cash equivalents, End of the year	₩ 1,928,182	₩ 2,900,311	₩ 2,559,464